PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detail information about property, plant and equipment

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2024	$35.9	$374.9	$457.0	$74.9	$942.7
Additions	-	19.5	13.0	60.2	92.7
Disposal of subsidiary	-	-	(6.7)	(0.4)	(7.1)
Disposals	-	(11.0)	(5.9)	-	(16.9)
Transfers	-	41.9	13.8	(55.7)	-
Translation differences	(0.9)	(9.7)	(13.1)	(2.0)	(25.7)
Balance at June 30, 2024	$35.0	$415.6	$458.1	$77.0	$985.7
Accumulated depreciation and impairment losses at January 1, 2024	-	201.1	299.7	-	500.8
Depreciation during the period	-	18.6	20.6	-	39.2
Disposal of subsidiary	-	-	(4.3)	-	(4.3)
Disposals	-	(11.0)	(5.9)	-	(16.9)
Transfers	-	-	-	-	-
Translation differences	-	(5.0)	(9.1)	-	(14.1)
Balance at June 30, 2024	-	203.7	301.0	-	504.7
Balance at June 30, 2024	$35.0	$211.9	$157.1	$77.0	$481.0